Subsequent events - Acquisitions (Details) - Acquisition of ownership interest € in Thousands, $ in Thousands, l in Millions	Mar. 08, 2021 USD ($)	Feb. 28, 2021 USD ($) Center l	Feb. 28, 2021 EUR (€) Center
GigaGen
Events after the Reporting Period
Ownership interest acquired (as a percent)	59.11%
Proportion of ownership interest (as a percent)	100.00%
Variation between the fair value of the previous investment and the book value	$ 43,000
Consideration transferred	$ 80,000
BPL Plasma, Inc.
Events after the Reporting Period
Consideration transferred		$ 382,000	€ 313,887
Number of plasma donor centers acquired | Center		25	25
Number of liters plasma per year | l		1
Business acquisition exchange rate (Euro/Dollar)		1.217